Income Taxes - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax rate	21.00%	21.00%	21.00%
State income taxes, net of federal tax benefit	3.20%	4.10%	3.20%
Health insurer fee	0.00%	0.00%	2.20%
Legal charges	3.40%	0.00%	0.00%
Basis difference upon disposition of subsidiary	1.60%	0.00%	(1.20%)
Prior year refunds and unrecognized tax benefits	(2.60%)	(1.20%)	0.00%
Other	(0.70%)	0.30%	1.10%
Effective income tax rate	25.90%	24.20%	26.30%